Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Trade accounts receivable allowance		$ 102.4	$ 88.3
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock shares authorized	2,000.0	2,000.0	2,000.0
Common stock shares issued	809.8	807.7	801.6
Common stock shares outstanding	694.1	692.2	686.8
Property, plant and equipment, accumulated depreciation	$ 2,089.9	$ 1,963.3	$ 1,687.0